CONSOLIDATED BALANCE SHEETS (Parenthetical)(Variable interest entity CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable	55,818	27,124
Deferred revenue	292,380	158,323
Advances from customers	10,656	7,271
Income taxes payable	47,974	32,885
Accrued liabilities and other current liabilities	197,851	81,223
Amounts due to related parties	2,640	2,604
Deferred revenue	8,457	4,525